Accrued expenses	12 Months Ended
Dec. 31, 2013
Accrued expenses [Abstract]
Accrued expenses
(7)	Accrued expenses

Accrued expenses consist of the following (in thousands):

	December 31,
	2012	2013
Accrued compensation and benefits	$716	$757
Accrued consulting and professional fees	387	138
Accrued research and development	453	535
Accrued interest on convertible notes	373	843
Other	241	93
	$2,170	$2,366